Schedule of investments
Macquarie VIP Global Growth Series
September 30, 2024 (Unaudited)
	Number of shares	Value (US $)
Common StocksΔ — 97.64%
Austria — 1.00%
Mondi	87,557	$ 1,663,413
		1,663,413
Canada — 0.79%
Canadian Natural Resources	39,406	1,308,673
		1,308,673
Denmark — 1.06%
Genmab †	7,324	1,771,790
		1,771,790
France — 7.34%
Airbus	18,180	2,655,508
BNP Paribas	35,219	2,413,008
LVMH Moet Hennessy Louis Vuitton	4,000	3,065,615
Thales	12,173	1,931,606
Vinci	18,642	2,177,853
		12,243,590
Germany — 5.19%
Deutsche Telekom	106,225	3,120,469
SAP	13,961	3,176,516
Siemens	11,694	2,360,535
		8,657,520
India — 3.48%
HDFC Bank	150,205	3,104,519
NTPC	510,828	2,701,618
		5,806,137
Italy — 1.62%
Ferrari	5,795	2,707,361
		2,707,361
Japan — 4.74%
Hoya	24,400	3,358,873
ITOCHU	41,900	2,238,360
Mitsubishi UFJ Financial Group	227,300	2,298,699
		7,895,932
Netherlands — 1.16%
Adyen 144A #, †	1,235	1,928,211
		1,928,211
Singapore — 1.49%
Sea ADR †	26,369	2,486,069
		2,486,069
South Korea — 1.23%
KB Financial Group	33,254	2,057,237
		2,057,237
Sweden — 0.75%
Epiroc Class A	58,202	1,257,929
		1,257,929
	Number of shares	Value (US $)
Common Stocks (continued)
Taiwan — 2.87%
Taiwan Semiconductor Manufacturing	158,000	$ 4,777,969
		4,777,969
United Kingdom — 1.26%
AstraZeneca	13,583	2,104,357
		2,104,357
United States — 63.66%
Alphabet Class A	33,561	5,566,092
Amazon.com †	29,140	5,429,656
Aon Class A	5,369	1,857,620
Apple	22,503	5,243,199
BJ's Wholesale Club Holdings †	26,310	2,170,049
Blue Owl Capital	121,631	2,354,776
Casey's General Stores	7,147	2,685,199
CDW	8,524	1,928,981
Coca-Cola	36,985	2,657,742
ConocoPhillips	12,560	1,322,317
CSX	71,302	2,462,058
Danaher	7,583	2,108,226
Discover Financial Services	14,778	2,073,206
DraftKings Class A †	26,985	1,057,812
Eli Lilly & Co.	4,129	3,658,046
Home Depot	9,146	3,705,959
Howmet Aerospace	29,790	2,986,448
Ingersoll Rand	28,035	2,751,916
Intercontinental Exchange	18,378	2,952,242
KLA	4,045	3,132,488
Lam Research	2,254	1,839,444
Mastercard Class A	7,715	3,809,667
Meta Platforms Class A	4,880	2,793,507
Microchip Technology	28,513	2,289,309
Microsoft	21,172	9,110,312
Morgan Stanley	16,226	1,691,398
Netflix †	3,868	2,743,456
NVIDIA	54,966	6,675,071
Procter & Gamble	16,270	2,817,964
Salesforce	12,867	3,521,827
Sherwin-Williams	6,967	2,659,095
Thermo Fisher Scientific	3,211	1,986,228
UnitedHealth Group	5,901	3,450,197
Vertex Pharmaceuticals †	5,655	2,630,027
		106,121,534
Total Common Stocks (cost $118,707,202)		162,787,722

NQ- IV096 [0924] 1124 (4017333)    1

Schedule of investments
Macquarie VIP Global Growth Series   (Unaudited)
	Number of shares	Value (US $)

Preferred StockΔ — 0.60%
Brazil — 0.60%
Petroleo Brasileiro 12.88% ω	150,677	$ 997,930
Total Preferred Stock (cost $994,031)		997,930

Short-Term Investments — 1.96%
Money Market Mutual Funds — 1.96%
BlackRock Liquidity FedFund – Institutional Shares (seven-day effective yield 4.83%)	814,896	814,896
Fidelity Investments Money Market Government Portfolio – Class I (seven-day effective yield 4.83%)	814,897	814,897
Goldman Sachs Financial Square Government Fund – Institutional Shares (seven-day effective yield 4.89%)	814,896	814,896
Morgan Stanley Institutional Liquidity Funds Government Portfolio – Institutional Class (seven-day effective yield 4.83%)	814,897	814,897
Total Short-Term Investments (cost $3,259,586)		3,259,586

Total Value of Securities—100.20% (cost $122,960,819)		167,045,238
Liabilities Net of Receivables and Other Assets — (0.20%)		(331,211)
Net Assets Applicable to 44,980,824 Shares Outstanding — 100.00%	$166,714,027

Δ	Securities have been classified by country of risk.
†	Non-income producing security.
#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At September 30, 2024, the aggregate value of Rule 144A securities was $1,928,211, which represents 1.16% of the Series’ net assets.
ω	Perpetual security with no stated maturity date.
Summary of abbreviations:
ADR – American Depositary Receipt

2    NQ- IV096 [0924] 1124 (4017333)